Cash and Cash Equivalents - Disclosure of Cash and Cash Equivalents (Detail) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of cash and cash equivalents [line items]
Cash on hand	$ 286	$ 286
Cash at bank	50,149,959	94,932,968
Restricted cash	0	0
Cash on deposit	17,257,970	66,856,893
Cash and cash equivalents	$ 67,408,215	$ 161,790,147	$ 123,417,716	$ 79,995,129